Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 010	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 8,131,154
Asset held for investment	$ 766,007,186
Entity tax identification number	23-1147939
Plan number	010
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	10.50%
Investment, Identifier [Axis]: American Funds New Perspective Fund; Class R-6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	$ 3,571,269
Investment, Identifier [Axis]: American Funds New World Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	5,891,705
Investment, Identifier [Axis]: Columbia Dividend Income: Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	21,462,108
Investment, Identifier [Axis]: Fidelity Large Cap Growth Index | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	10,405,354
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	45,565,154
Investment, Identifier [Axis]: JPMorgan Small Cap Equity Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	4,819,888
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund; P Class | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	15,575
Investment, Identifier [Axis]: Teleflex Stock Fund | Unitized Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	21,634,975
Investment, Identifier [Axis]: Touchstone Midcap R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	12,072,352
Investment, Identifier [Axis]: Vanguard Explorer Fund: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	10,852,459
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund: Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	9,502,537
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	40,318,280
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	4,468,186
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	65,839,554
Investment, Identifier [Axis]: Vanguard International Growth: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	15,464,400
Investment, Identifier [Axis]: Vanguard Real Estate Index: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	3,338,807
Investment, Identifier [Axis]: Vanguard Retirement Income Trust II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	5,005,653
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	22,167,336
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	8,748,520
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	4,240,581
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	23,376,516
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	38,282,948
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	65,003,993
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	54,199,396
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	58,126,874
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	45,562,858
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	39,658,991
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	22,094,311
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	6,370,282
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 II | Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	1,548,566
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	17,668,050
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	23,146,283
Investment, Identifier [Axis]: Vanguard Total World Stock Index Fund: Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	11,784,375
Investment, Identifier [Axis]: Vanguard Wellington Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	29,474,140
Investment, Identifier [Axis]: Victory Core Plus Intermediate Bond | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, current value	$ 6,193,756